Summary of Activity with Respect to Reserve Established in Connection with Restructuring Plan (Detail) - USD ($) $ in Thousands		9 Months Ended		11 Months Ended	12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015
Restructuring Cost and Reserve [Line Items]
Beginning balance		$ 1,032	$ 4,310	$ 0	$ 4,310
Restructuring costs		4,269	5,490	7,652
Amounts paid		(4,400)	(7,803)	(3,342)	(2,798)
Adjustments	[1]				(480)
Balance at June 30, 2014		901	1,997	4,310	1,032
Severance and Employee Related
Restructuring Cost and Reserve [Line Items]
Beginning balance		256	2,060	0	2,060
Restructuring costs		2,536	5,490	4,797
Amounts paid		(2,294)	(6,575)	(2,737)	(1,324)
Adjustments	[1]				(480)
Balance at June 30, 2014		498	975	2,060	256
Costs Associated with Exit or Disposal Activities
Restructuring Cost and Reserve [Line Items]
Beginning balance		776	2,250	0	2,250
Restructuring costs		1,733		2,855
Amounts paid		(2,106)	(1,228)	(605)	(1,474)
Balance at June 30, 2014		$ 403	$ 1,022	$ 2,250	$ 776

[1]	All adjustments were changes in estimates whereby decreases were recorded to cost of goods sold in the accompanying consolidated statements of operations and comprehensive income (loss).